Held-to-maturity Investments (Tables)	12 Months Ended
Dec. 31, 2011
Held-to-maturity Investments
Schedule of the Group's held-to-maturity investments, which were fixed-rate investments

		December 31, 2011
	Carrying Value	Unrecognized Gains/(Loss)	Estimated Fair Value
	RMB	RMB	RMB
Held-to-maturity securities
-Fixed rate investments	993,606	—	993,606